Short and long-term documents: Summary of integration of the debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Long-term debt:
Principal amortization	$ (263,130)		$ (224,914)		$ (200,535)
Long	8,464,370		10,064,073
Fair value	18,862,833		2,823,710
Senior secured notes due on March 22, 2035
Long-term debt:
Credit line	9,140,383		10,758,317			$ 600,000	$ 600,000
Interest	(7,389)	$ (411)	(25,516)	$ (1,288)
Principal amortization	(263,130)		(224,914)
Short	405,494		443,814
Long	8,464,370		10,064,073
Fair value	9,144,140		10,715,991
Bond One
Long-term debt:
Credit line	5,540,143		6,601,077			400,000	400,000
Interest	(56,592)	(3,144)	(82,332)	(3,961)
Principal amortization	(263,130)		(224,914)
Short	356,291		386,998
Long	4,864,130		5,906,833
Fair value	5,568,220		6,662,935
Bond Two
Long-term debt:
Credit line	3,600,240		4,157,240			$ 200,000	$ 200,000
Interest	(49,203)	$ (2,733)	(56,816)	$ (2,733)
Short	49,203		56,816
Long	3,600,240		4,157,240
Fair value	$ 3,575,920		$ 4,053,056